Income Taxes - Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 27	$ 29	$ 27
Additions to tax positions - current year	1	0	1
Additions to tax positions - prior years	0	0	2
Reductions to tax positions - prior years	(1)	(2)	0
Lapses in statutes of limitations	0	(1)	(1)
Balance at end of year	$ 27	$ 27	$ 29